Net Other Non-Operating Income and Expenses - Schedule Of Other Nonoperating Income Expense (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)
Other non-operating income
Gain on disposal of property and equipment	₩ 9,045		₩ 111,132	₩ 35,747
Rental income	34,791		113,075	85,720
Gains on a bargain purchase	288	$ 243	145,067	0
Gain on sales of disposal group held for sale	0		0	2,731
Others	81,210		96,931	84,793
Sub-total	125,334		466,205	208,991
Other non-operating expenses
Loss on disposal of property and equipment	6,552		11,945	8,587
Donation	103,647		113,083	102,711
Restoration Cost	3,436		5,043	2,902
Management cost for written-off loans	4,054		3,018	3,382
Others	117,182		143,726	64,523
Sub-total	234,871		276,815	182,105
Net other non-operating income (expenses)	₩ (109,537)		₩ 189,390	₩ 26,886